Shareholders' Equity - Schedule of Fair value of Company’s Share Options Granted (Details)	6 Months Ended
Jun. 30, 2025 ₪ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%
Contractual life (in years)	10 years
Early Exercise Multiple (Suboptimal Factor)	2.5
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.21%
Expected volatility	79.56%
Exercise price (NIS) (in New Shekels per share)	₪ 0.018
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.04%
Expected volatility	79.82%
Exercise price (NIS) (in New Shekels per share)	₪ 0.013